Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

December 31, 2019

FBF-Y45-QTLY-0220
1.9892476.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,459,582	$51,997,523
Fidelity Series Commodity Strategy Fund (a)	3,830,676	18,234,017
Fidelity Series Large Cap Growth Index Fund (a)	3,492,038	40,787,007
Fidelity Series Large Cap Stock Fund (a)	2,581,821	40,896,041
Fidelity Series Large Cap Value Index Fund (a)	5,819,464	76,758,726
Fidelity Series Small Cap Opportunities Fund (a)	1,481,730	20,744,219
Fidelity Series Value Discovery Fund (a)	1,788,666	24,307,971
TOTAL DOMESTIC EQUITY FUNDS
(Cost $258,070,729)		273,725,504

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	707,503	7,987,707
Fidelity Series Emerging Markets Fund (a)	677,445	6,611,859
Fidelity Series Emerging Markets Opportunities Fund (a)	2,880,078	59,416,006
Fidelity Series International Growth Fund (a)	2,376,199	41,631,015
Fidelity Series International Index Fund (a)	1,326,909	14,131,585
Fidelity Series International Small Cap Fund (a)	723,431	12,522,598
Fidelity Series International Value Fund (a)	4,203,987	41,619,473
Fidelity Series Overseas Fund (a)	2,167,086	23,361,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $191,658,450)		207,281,432

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	7,423	79,572
Fidelity Series Emerging Markets Debt Fund (a)	347,908	3,339,916
Fidelity Series Floating Rate High Income Fund (a)	76,134	708,050
Fidelity Series Government Bond Index Fund (a)	9,477	99,133
Fidelity Series High Income Fund (a)	378,438	3,629,220
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,036,724	10,419,078
Fidelity Series Investment Grade Bond Fund (a)	8,932	103,338
Fidelity Series Investment Grade Securitized Fund (a)	7,670	79,004
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,491,535	13,140,421
Fidelity Series Real Estate Income Fund (a)	204,328	2,274,173
TOTAL BOND FUNDS
(Cost $34,008,086)		33,871,905

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	864,916	864,916
Fidelity Series Short-Term Credit Fund (a)	85,964	866,519
Fidelity Series Treasury Bill Index Fund (a)	259,462	2,594,621
TOTAL SHORT-TERM FUNDS
(Cost $4,315,328)		4,326,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $488,052,593)		519,204,946
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143,642)
NET ASSETS - 100%		$519,061,304

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,199,178	$59,733,504	$10,346,070	$5,191,359	$(29,270)	$1,440,181	$51,997,523
Fidelity Series Canada Fund	95,692	7,693,951	162,544	136,293	(553)	361,161	7,987,707
Fidelity Series Commodity Strategy Fund	249,482	18,715,735	767,109	243,241	(16,850)	52,759	18,234,017
Fidelity Series Corporate Bond Fund	18,407	853,511	838,984	13,260	42,274	4,364	79,572
Fidelity Series Emerging Markets Debt Fund	66,074	3,457,633	192,302	126,527	(1,539)	10,050	3,339,916
Fidelity Series Emerging Markets Fund	97,619	6,554,369	112,489	141,595	(1,311)	73,671	6,611,859
Fidelity Series Emerging Markets Opportunities Fund	884,347	54,327,390	896,494	1,419,591	(1,929)	5,102,692	59,416,006
Fidelity Series Floating Rate High Income Fund	15,020	729,084	37,483	27,243	(204)	1,633	708,050
Fidelity Series Government Bond Index Fund	25,506	1,274,431	1,251,676	10,943	48,191	2,681	99,133
Fidelity Series Government Money Market Fund 1.65%	24,914	1,635,447	795,445	13,680	--	--	864,916
Fidelity Series High Income Fund	114,085	3,653,307	195,499	154,205	(1,688)	59,015	3,629,220
Fidelity Series Inflation-Protected Bond Index Fund	30,053	10,541,684	143,956	119,082	511	(9,214)	10,419,078
Fidelity Series International Growth Fund	802,954	40,255,846	4,109,090	1,453,058	100,232	4,581,073	41,631,015
Fidelity Series International Index Fund	210,707	13,320,588	232,291	261,157	(614)	833,195	14,131,585
Fidelity Series International Small Cap Fund	210,381	12,103,035	720,664	510,597	2,571	927,275	12,522,598
Fidelity Series International Value Fund	791,791	40,833,214	1,839,715	1,611,972	(22,799)	1,856,982	41,619,473
Fidelity Series Investment Grade Bond Fund	26,988	1,332,383	1,302,714	14,889	42,959	3,722	103,338
Fidelity Series Investment Grade Securitized Fund	18,989	894,778	852,863	11,610	17,089	1,011	79,004
Fidelity Series Large Cap Growth Index Fund	938,629	42,400,048	7,814,392	532,101	197,468	5,065,254	40,787,007
Fidelity Series Large Cap Stock Fund	935,872	44,062,519	6,991,169	2,574,001	96,516	2,792,303	40,896,041
Fidelity Series Large Cap Value Index Fund	1,752,511	82,039,824	10,569,135	4,547,319	74,142	3,461,384	76,758,726
Fidelity Series Long-Term Treasury Bond Index Fund	354,119	19,168,625	6,469,704	1,140,895	350,796	(263,415)	13,140,421
Fidelity Series Overseas Fund	--	21,637,796	--	81,635	--	1,723,393	23,361,189
Fidelity Series Real Estate Income Fund	46,880	2,329,585	133,475	121,187	606	30,577	2,274,173
Fidelity Series Short-Term Credit Fund	24,919	1,199,857	367,915	17,861	1,058	8,600	866,519
Fidelity Series Small Cap Opportunities Fund	467,510	22,063,295	2,517,847	1,233,738	(9,333)	740,594	20,744,219
Fidelity Series Treasury Bill Index Fund	64,069	4,909,972	2,382,561	38,339	1,158	1,983	2,594,621
Fidelity Series Value Discovery Fund	554,496	25,419,638	3,418,574	921,785	26,658	1,725,753	24,307,971
	$10,021,192	$543,141,049	$65,462,160	$22,669,163	$916,139	$30,588,677	$519,204,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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